Other Income, Net (Components of Other Expense, Net) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income, Net [Abstract]
AFUDC	$ 62	$ 53
Interest income	37	23
Pension non-current service cost recovery	25	35
FX (losses) gains	25	(58)
Gain on sale of LIL, net of transaction costs	4	182
Transaction costs related to the pending sale of NMGC	(2)	(25)
Charges related to wind-down costs and certain asset impairments	0	(29)
Other	14	22
Other income, net	$ 165	$ 203